Description of Business and Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Description of Business

Description of Business

Aeva Technologies, Inc. (the “Company”), through its Frequency Modulated Continuous Wave (“FMCW”) sensing technology, designs a 4D LiDAR-on-chip that, along with its proprietary software applications, has the potential to enable the adoption of LiDAR across broad applications from automated driving to consumer electronics, consumer health, industrial robotics and security.

InterPrivate Acquisition Corp. (“IPV”), the Company’s predecessor, was originally incorporated in Delaware as a special purpose acquisition company. On March 12, 2021 (the “Closing Date”), IPV consummated a business combination (the “Business Combination”) pursuant to the Business Combination Agreement dated as of November 2, 2020 (the “BCA”), by and among WLLY Merger Sub Corp., a wholly owned subsidiary of IPV, and Aeva, Inc. (the “pre-combination Aeva”). Immediately upon the consummation of the Business Combination, WLLY Merger Sub Corp. merged with and into Aeva, Inc., with Aeva, Inc. surviving the merger as a wholly owned subsidiary of the Company. IPV changed its name to Aeva Technologies, Inc. and the pre-combination Aeva retained its name of Aeva, Inc.

The Company’s common stock and warrants are now listed on the New York Stock Exchange stock market under the symbols “AEVA” and “AEVA.WS”. Unless the context otherwise requires, “we,” “us,” “our,” “Aeva,” and the “Company” refers to Aeva Technologies Inc., the combined company and its subsidiaries following the Business Combination. Refer to Note 2 for further discussion of the Business Combination.

Unaudited Interim Financial Statements

Unaudited Interim Financial Statements

The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The condensed consolidated financial statements include the accounts of the Company’s wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

The accompanying condensed consolidated financial statements are unaudited and have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s financial position, results of operations, comprehensive loss and cash flows for the periods presented, but are not necessarily indicative of the results of operations to be anticipated for any future annual or interim period.

Basis of Presentation

Basis of Presentation

The Business Combination is accounted for as a reverse recapitalization as the pre-combination Aeva was determined to be the accounting acquirer under Financial Accounting Standards Board (FASB)’s Accounting Standards Codification Topic 805, Business Combinations (ASC 805). The determination is primarily based on the evaluation of the following facts and circumstances:

•	the equity holders of the pre-combination Aeva hold the majority of voting rights in the Company;

•	the board of directors of the pre-combination Aeva represent a majority of the members of the board of directors of the Company;

•	the senior management of the pre-combination Aeva became the senior management of the Company; and

•	the operations of the pre-combination Aeva comprise the ongoing operations of the Company.

In connection with the Business Combination, outstanding capital stock of the pre-combination Aeva was converted into common stock of the Company, par value $0.0001 per share, representing a recapitalization, and the net assets of the Company were acquired at historical cost, with no goodwill or intangible assets recorded. The pre-combination Aeva was deemed to be the predecessor of the Company, and the consolidated assets and liabilities and results of operations prior to the Closing Date are those of the pre-combination Aeva. The shares and corresponding capital amounts and net loss per share available to common stockholders, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the BCA. The number of shares of preferred stock was also retroactively converted into commons shares based on the exchange ratio.

Basis of Presentation

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Principles of Consolidation

Principal of Consolidation and Liquidity

The consolidated financial statements are prepared in accordance with U.S. GAAP. The condensed consolidated financial statements include the accounts of the Company’s wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

The Company has funded its operations primarily through the Business Combination and issuances of stock. As of March 31, 2021, the Company’s existing sources of liquidity included cash and cash equivalents and marketable securities of $522.9 million. The Company has a limited history of operations and has incurred negative cash flows from operating activities and losses from operations in the past as reflected in the accumulated deficit of $80.5 million as of March 31, 2021. The Company expects to continue to incur operating losses due to the investments it intends to make in its business, including the development of products. Management believes that existing cash and cash equivalents and marketable securities will be sufficient to fund operating and capital expenditure requirements through at least 12 months from the date of issuance of these financial statements.

Future capital may be required to grow the business, however, and this will depend on many factors, including sales volume, the timing and extent of spending to support research and development efforts, the expansion of sales and marketing activities, and market adoption of new and enhanced products and features. From time to time, the Company may seek to raise additional funds through debt or equity issuances. If we are unable to raise additional capital when desired and on reasonable terms, the business, results of operations, and financial condition could be adversely affected. The Company’s long-term success is dependent upon its ability to successfully market its products and services; generate revenue; maintain or reduce its operating costs and expenses; meet its obligations; obtain additional capital when needed; and, ultimately, achieve profitable operations.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its majority owned subsidiary where the Company has the ability to exercise control. All significant intercompany balances and transactions have been eliminated in consolidation. Activities in relation to the noncontrolling interest are not considered to be significant and are, therefore, not presented in the accompanying consolidated financial statements.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Significant Risks and Uncertainties

Significant Risks and Uncertainties

The Company is subject to those risks common in the technology industry and also those risks common to early-stage companies including, but not limited to, the possibility of not being able to successfully develop or market its products, technological obsolescence, competition, dependence on key personnel and key external alliances, successful protection of its proprietary technologies, compliance with government regulations, and the possibility of not being able to obtain additional financing when needed.

The COVID-19 pandemic has disrupted everyday life and markets worldwide, leading to significant business and supply-chain disruption, as well as broad-based changes in supply and demand. While the quarantine, social distancing and other regulatory measures instituted or recommended in response to COVID-19 are expected to be temporary, the duration of the business disruptions, and related financial impact, cannot be estimated at this time. The Company has not been materially impacted by any shortages in supply of the required components or supply of services due to COVID-19. Nevertheless, COVID-19 presents material uncertainty and risk with respect to the Company, its performance, and its financial results and could adversely affect the Company’s financial information.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, cash equivalents, marketable securities, and trade receivables. Risks associated with cash and cash equivalents are mitigated by banking with creditworthy institutions and the Company’s marketable securities have investment-grade ratings when purchased.

The Company’s accounts receivable are derived from customers located in the US, Asia, and Europe. The Company mitigates its credit risks by performing ongoing credit evaluations of its customers’ financial conditions and requires customer advance payments in certain circumstances. The Company generally does not require collateral.

As of March 31, 2021, two customers accounted for 78% of the accounts receivable. As of December 31, 2020, one customer accounted for 68% of accounts receivable. As of March 31, 2021, two vendors accounted for 28% of accounts payable. As of December 31, 2020, two vendors accounted for 62% of accounts payable.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times may exceed the Federal Depository Insurance Coverage limit of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant items subject to such estimates and assumptions include valuation allowance for deferred tax assets, stock-based compensation, useful lives of property and equipment, incremental borrowing rate for leases, and the valuation of the private warrants. The Company bases its estimates on historical experience and also on assumptions that it believes are reasonable. Actual results could differ from those estimates, and such differences could be material to the Company’s financial condition and results of operations.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate their fair value due to their short maturities.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines the fair value of its financial instruments based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2 – Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

Level 3 – Unobservable inputs that are significant to the measurement of the fair value of the assets or liabilities that are supported by little or no market data.

Leases

Leases

The Company adopted Accounting Standards Update (ASU) No. 2016-02, Leases (Topic 842) using the modified retrospective approach with a cumulative-effect adjustment as of January 1, 2021. Upon adoption of Topic 842, on January 1, 2021, the Company recorded operating right-of-use assets of $1.7 million and operating lease liabilities of $1.7 million and derecognized the deferred rent liability of $0.1 million. Results for the three months ended March 31, 2021 are presented under Topic 842. Prior period amounts have not been adjusted and continue to be reported in accordance with the Company’s historical accounting under previous lease guidance, ASC 840: Leases (Topic 840).

The lease liability is determined as the present value of future lease payments using an incremental borrowing rate that the Company would have to pay to borrow equivalent funds on a collateralized basis at the lease commencement date. The right-of-use asset is based on the liability adjusted for any prepaid or deferred rent. The lease term at the commencement date is determined by considering whether renewal options and termination options are reasonably assured of exercise.

Rent expense for the operating lease is recognized on a straight-line basis over the lease term and is included in operating expenses on the condensed consolidated statements of operations and comprehensive loss. Variable lease payments include lease operating expenses.

The Company elected to exclude from its balance sheets recognition of leases having a term of 12 months or less (short-term leases) and elected to not separate lease components and non-lease components for its long-term real estate leases.

Cash and Cash Equivalents

Cash, Cash Equivalent and Marketable Securities

The Company considers all highly liquid investments purchased with a remaining maturity of three months or less to be cash equivalents. Marketable securities have been classified as available-for-sale and are carried at estimated fair value as determined based upon quoted market prices or pricing models for similar securities. The Company determines the appropriate classification of its investments in debt securities at the time of purchase.

The Company evaluates, on a quarterly basis, its marketable securities for potential impairment. For marketable securities in an unrealized loss position, the Company assesses whether such declines are due to credit loss based on factors such as changes to the rating of the security by a ratings agency, market conditions and supportable forecasts of economic and market conditions, among others. If credit loss exists, the Company assess whether it has plans to sell the security or it is more likely than not it will be required to sell any marketable security before recovery of its amortized cost basis. If either condition is met, the security’s amortized cost basis is written down to fair value and is recognized through other income, net.

If neither condition is met, declines as a result of credit losses, if any, are recognized as an allowance for credit loss, limited to the amount of unrealized loss, through other income, net. Any portion of the unrealized loss that is not a result of a credit loss, is recognized in other comprehensive income. Realized gains and losses, if any, on marketable securities are included in other income, net. The cost of investments sold is based on the specific identification method. Interest on marketable securities is included in interest income.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2020 and 2019.

Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company reviews the need for an allowance for doubtful accounts quarterly based on historical experience with each customer and the specifics of each arrangement. On March 31, 2021, and December 31, 2020, the Company did not have an allowance for doubtful accounts or write-offs.

Inventories

Inventories

Inventories consist of raw materials and supplies, work in process, and finished goods. Inventories are stated at the lower of cost or net realizable value. Costs are computed under the standard cost method, which approximates actual costs determined on a first-in, first-out basis. Net realizable value is determined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. The Company assesses inventories quarterly for slow-moving products and potential impairment, and records write-downs of inventories to cost of revenue.

Deferred Transaction Costs

Deferred Transaction Costs

The Company capitalized qualified legal, accounting, and other direct costs related to the Business Combination which were deferred until completion of the Business Combination. In March 2021, upon the completion of the Business Combination, all deferred costs were offset against the proceeds from the Business Combination and the PIPE financing.

Property, Plant, and Equipment

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets. Assets are held as construction in progress until placed into service, upon which date the Company begins to depreciate the assets over their estimated useful lives. The estimated useful lives of the Company’s assets are as follows:

Estimated useful lives
Computer equipment	3 years
Lab equipment	5 years
Testing equipment	3 years
Leasehold improvements	Lesser of estimated useful life or remaining lease term
Furniture and fixtures	5 years

Expenditures for repairs and maintenance are charged to expense as incurred. When an asset is sold or otherwise disposed of, the cost and associated accumulated depreciation are removed from the accounts and the resulting gain or loss is recognized in the statement of operations.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment and other long-term assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent the carrying amount of the underlying asset exceeds its fair value.

Product Warranty

Product Warranty

The Company may provide a warranty on its products of six months or less. Estimated future warranty costs are accrued to cost of revenue in the period in which the related revenue is recognized. These estimates are based on historical warranty experience and any known or expected changes in warranty exposure, such as trends of product reliability and costs of repairing and replacing defective products. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary. Provision for product warranties was immaterial for all periods presented.

Revenue Recognition

Revenue Recognition

The Company adopted Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers, and the related amendments (“Topic 606”) effective January 1, 2017, using the full retrospective method. Under Topic 606, the Company determines revenue recognition through the following steps:

•	Identifying the contract, or contracts, with the customer;

•	Identifying the performance obligations in the contract;

•	Determining the transaction price;

•	Allocating the transaction price to performance obligations in the contract; and

•	Recognizing revenue when, or as, the Company satisfies performance obligations by transferring the promised good or services.

Nature of Products and Services and Revenue Recognition

The majority of the Company’s revenue comes from product sales of automotive perception solution to direct customers and distributors. Revenue is recognized at a point in time when control of the goods is transferred to the customer, generally occurring upon shipment or delivery dependent upon the terms of the underlying contract. The Company typically provides a warranty of six months or less on its products. If the warranty period is sold or extended beyond the standard term, revenue related to the extended warranty is recognized ratably over the related extended warranty period.

For certain custom products that require engineering and development based on customer requirements, the Company recognizes revenue over time using an input that faithfully depicts transfer of control of the goods or services to the customer. Amounts billed to customers for shipping and handling are included in revenue. Some of the Company’s arrangements provide software embedded in hardware, and promises to update the Company’s software represent immaterial promises in contracts with customers. Taxes collected from customers and remitted to governmental authorities are excluded from revenue.

Arrangements with Multiple Performance Obligations

When a contract involves multiple performance obligations, the Company accounts for individual products and services separately if the customer can benefit from the product or service on its own or with other resources that are readily available to the customer and the product or service is separately identifiable from other promises in the contract. The consideration is allocated between separate performance obligations in proportion to their estimated standalone selling price.

Other Policies, Judgments and Practical Expedients

Right of return. The Company’s general terms and conditions for its contracts contain rights of return. However, the Company does not have a history of returns and therefore estimates of returns are immaterial. As such, the Company generally recognizes revenue at the contract price upon product shipment or delivery.

Contract balances. Contract assets and liabilities represent the differences in the timing of revenue recognition from the receipt of cash from the Company’s customers and billings. Contract assets reflect revenue recognized and performance obligations satisfied in advance of customer billing. Contract liabilities relate to payments received in advance of the satisfaction of performance under the contract. Receivables represents right to consideration that is unconditional. Such rights are considered unconditional if only the passage of time is required before payment of that consideration is due.

Remaining performance obligations. Revenue allocated to remaining performance obligations represents the transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied. It includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods and does not include contracts where the customer is not committed. The customer is not considered committed where they are able to terminate for convenience without payment of a substantive penalty under the contract. Additionally, as a practical expedient, the Company has not disclosed the value of unsatisfied performance obligations for contracts with an original expected length of one year or less. Because the majority of the Company’s customer contracts allow customers to terminate for convenience or have an original duration of one year or less, the total amount of the transaction price allocated to unsatisfied performance obligations with duration of more than 12 months was immaterial as of March 31, 2021 and December 31, 2020.

Significant financing component. In certain arrangements, the Company receives payment from a customer either before or after the performance obligation has been satisfied. However, the Company’s contracts are generally one year or less; therefore, the Company applies a practical expedient and does not consider the effects of the time value of money.

Contract modifications. The Company may modify contracts to offer customers additional products or services. Each of the additional products and services are generally considered distinct from those products or services transferred to the customer before the modification. The Company evaluates whether the contract price for the additional products and services reflects the standalone selling price as adjusted for facts and circumstances applicable to that contract. In these cases, the Company accounts for the additional products or services as a separate contract. In other cases where the pricing in the modification does not reflect the standalone selling price as adjusted for facts and circumstances applicable to that contract, the Company accounts on a prospective basis where the remaining goods and services are distinct from the original items and on a cumulative catch-up basis when the remaining goods and services are not distinct from the original items.

Judgments and estimates. Judgement is required in the identification of performance obligations within the Company’s contracts with customers, especially those for certain custom products that require engineering and development. Accounting for contracts recognized over time under Topic 606 involves the use of various techniques to estimate total contract revenue and costs. Due to uncertainties inherent in the estimation process, it is possible that estimates of costs to complete a performance obligation will be revised. The Company reviews and updates its contract-related estimates regularly, and records adjustments as needed. For those performance obligations for which revenue is recognized using a cost-to-cost method, changes in total estimated costs, and related progress towards complete satisfaction of the performance obligation, are recognized on a cumulative catch-up basis in the period in which the revisions to the estimates are made. The impact of the application of catch-up adjustments were immaterial.

Cost of Revenue

Cost of Revenue

The cost of revenue principally includes direct material, direct labor, and allocation of overhead associated with manufacturing operations, including inbound freight charges and depreciation. Cost of revenue also includes the direct cost and appropriate allocation of overheads involved in the execution of service contracts.

Research and Development

Research and Development

Research and development expenses consist primarily of payroll expenses, consulting and contractor expenses, allocated overhead costs, and tooling and prototype materials to the extent no future benefit is expected. Substantially all of the Company’s research and development expenses are related to developing new products and services and improving existing products and services. To date, research and development expenses have been expensed as incurred and included in the statements of operations.

Stock-based Compensation

Stock-based Compensation

The Company measures the cost of share-based awards granted to employees and directors based on the grant-date fair value of the awards. The grant-date fair value of the stock options is calculated using a Black-Scholes option pricing model. The Black-Scholes pricing model requires the use of subjective assumptions including the option’s expected term, the volatility of the underlying stock, the fair value of the stock, and the risk-free rate. The fair value of the RSUs is equal to the closing price of the Company’s common stock on the grant date. The fair value of the stock-based compensation is recognized on a straight-line basis over the requisite service period, which is generally the vesting period of the award.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that these assets are more likely than not to be realized. In making such a determination, all available positive and negative evidence are considered, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If it is determined that deferred tax assets would be realized in the future, in excess of their net recorded amount, an adjustment would be made to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions in accordance with Topic 740 on the basis of a two-step process which includes (1) determination of whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position, and (2) recognition of tax positions that meet the more-likely-than-not recognition threshold. Recognized income tax positions are measured at the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying statement of operations. Accrued interest and penalties are included on the related tax liability line in the balance sheet.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

On March 27, 2020, President Trump signed the Coronavirus Aid, Relief, and Economic Security “CARES” Act into law. The CARES Act includes several significant business tax provisions that, among other things, would eliminate the taxable income limit for certain net operating losses (“NOL) and allow businesses to carry back NOLs arising in 2018, 2019 and 2020 to the five prior years, suspend the excess business loss rules, accelerate refunds of previously generated corporate alternative minimum tax credits, generally loosen the business interest limitation under IRC section 163(j) from 30 percent to 50 percent among other technical corrections included in the Tax Cuts and Jobs Act tax provisions. The Company has evaluated the impact, if any, of the CARES Act on its financial position, and has determined there is no impact on its financial statements.

Commitments and Contingencies

Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount within a range of loss can be reasonably estimated. When no amount within the range is a better estimate than any other amount, the Company accrues for the minimum amount within the range. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Foreign Currency Translation

Foreign Currency Translation

Gains and losses resulting from foreign exchange transactions are included in other income (expense) in the statements of operations. Net foreign exchange gain (loss) recorded in the Company’s statements of operations was immaterial for all periods.

Net Income (Loss) Per Share

Net Loss Attributable Per Share to Common Stockholders

Basic net loss per share attributable to common stockholders is computed by dividing the Company’s net loss attributable per share to common stockholders by the weighted-average number of common shares used in the loss per share calculation during the period. Diluted net loss per share attributable to common stockholders is computed by giving effect to all potentially dilutive securities, including stock options and restricted stock units. Basic and diluted net loss per share attributable to common stockholders was the same for all periods presented as the inclusion of all potentially dilutive securities outstanding was anti-dilutive.

Net Income (Loss) Per Share

Net income (loss) per share is computed by dividing net income by the weighted-average number of shares of common stock outstanding during the period, excluding shares of common stock subject to forfeiture. At December 31, 2019, weighted average shares were reduced for the effect of an aggregate of 787,500 shares of common stock that were subject to forfeiture if the over-allotment option was not exercised by the underwriters (see Note 7). The Company has not considered the effect of the warrants sold in the Initial Public Offering and private placement to purchase an aggregate of 12,384,000 shares of common stock in the calculation of diluted loss per share, since the exercise of the warrants are contingent upon the occurrence of future events.

Table of Contents

The Company’s statement of operations includes a presentation of income (loss) per share for common shares subject to possible redemption in a manner similar to the two-class method of income (loss) per share. Net income (loss) per common share, basic and diluted, for Common stock subject to possible redemption is calculated by dividing the proportionate share of income or loss on marketable securities held by the Trust Account, net of applicable franchise and income taxes, by the weighted average number of Common stock subject to possible redemption outstanding since original issuance.

Net loss per share, basic and diluted, for non-redeemable common stock is calculated by dividing the net income (loss), adjusted for income or loss on marketable securities attributable to Common stock subject to possible redemption, by the weighted average number of non-redeemable common stock outstanding for the period.

Non-redeemable common stock includes Founder Shares and non-redeemable shares of common stock as these shares do not have any redemption features. Non-redeemable common stock participates in the income or loss on marketable securities based on non-redeemable shares’ proportionate interest.

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	For the year ended December 31, 2020	For the Period from August 16, 2019 (inception) through December 31, 2019
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$1,724,446	$—
Less: interest available to be withdrawn for payment of taxes	(347,291)

Net income	$1,377,155	$—

Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	23,619,408	—

Basic and diluted net income per share, Common stock subject to possible redemption	$0.06	$—

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(2,928,961)	$(1,000)
Less: Net income allocable to Common stock subject to possible redemption	(1,377,155)	—

Non-Redeemable Net Loss	$(4,306,116)	$(1,000)

Denominator: Weighted average non-redeemable common stock
Basic and diluted weighted average shares outstanding, Common stock	7,292,253	6,337,784

Basic and diluted net loss per share, Common stock	$(0.59)	$(0.00)

Warrant Liabilities

Warrant Liabilities

The Company accounts for the private placement warrants issued in connection with our initial public offering in accordance with the guidance contained in ASC 815-40 under which the warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the private placement warrants as liabilities at their fair value and adjusts the warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until the warrants are exercised, and any change in fair value is recognized in the statement of operations. The Company utilizes the Black-Scholes option pricing model to value the warrants at each reporting period. The key assumptions in the option pricing model utilized include the following:

•

The expected share-price volatility assumption is based on a blend of the implied volatilities of the Company’s public warrants and a set of comparable publicly traded warrants for other similar companies.

•	The expected term of the warrants is assumed to be the expected period until the close of a Business Combination, and the contractual five-year term subsequently.

•	The risk-free interest rate is based on the U.S. Treasury rate for the applicable expected terms.

•	The dividend yield is based on the historical rate, which the Company anticipates to remain at zero.

Recent Accounting Standards

Recent Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments, which, together with subsequent amendments, amends the requirement on the measurement and recognition of expected credit losses for financial assets held. ASU 2016-13 is effective for the Company beginning January 1, 2023, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s financial statements and does not expect it to have a material impact on the financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 is effective for the Company beginning January 1, 2022, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s financial statements and does not expect it to have a material impact on the financial statements.

Recently Adopted Accounting Guidance

In February 2016, the Financial Accounting Standards Board (FASB) issued ASU 2016-02, Leases (Topic 842), and since that date has issued subsequent amendments to the initial guidance intended to clarify certain aspects of the guidance and to provide certain practical expedients entities can elect upon adoption. The principle of ASU 2016-02 is that a lessee should recognize assets and liabilities that arise from leases. Lessees will need to recognize a right-of-use asset and a lease liability for all leases (other than leases that meet the definition of a short-term lease). The lease liability will be equal to the present value of lease payments. The right-of-use asset will be based on the liability, with differences related to deferred rent, and initial direct costs, etc. For income statement purposes, ASU 2016-02 requires leases to be classified as either operating or finance. Operating leases will result in a straight-line expense pattern while finance leases will result in a front-loaded expense pattern. We adopted ASU 2016-02 as of January 1, 2021, and our adoption did not result in a cumulative-effect adjustment as of the date of the adoption.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendment removes certain exceptions to the general principles in Topic 740. The guidance will be effective for fiscal years beginning after December 15, 2020 and interim periods within those fiscal years. Early adoption of the amendments is permitted, including adoption in any interim period for public business entities for periods for which financial statements have not yet been issued. We have adopted ASU No. 2019-12 as of January 1, 2021, and our adoption did not have a material impact on the consolidated financial statements.

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Marketable Securities Held in Trust Account

Marketable Securities Held in Trust Account

At December 31, 2020, the assets held in the Trust Account were substantially held in money market funds, which primarily invest in U.S. Treasury securities.

Common Stock Subject to Possible Redemption

Common Stock Subject to Possible Redemption

The Company accounts for its common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s consolidated balance sheets.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying consolidated balance sheets, primarily due to their short-term nature.

Warrant Liabilities

Warrant Liabilities

The Company accounts for the private placement warrants issued in connection with our initial public offering and the sale of Private Units in accordance with the guidance contained in ASC 815-40 under which the warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the private placement warrants as liabilities at their fair value and adjusts the warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until the warrants are exercised, and any change in fair value is recognized in the statement of operations. The Company utilizes the Black-Scholes option pricing model to value the warrants at each reporting period. The key assumptions in the option pricing model utilized include the following:

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The expected share-price volatility assumption is based on a blend of the implied volatilities of the Company’s public warrants and a set of comparable publicly-traded warrants for other similar companies.

•	The expected term of the warrants is assumed to be the expected period until the close of a Business Combination, and the contractual five-year term subsequently.

•	The risk-free interest rate is based on the U.S. Treasury rate for the applicable expected terms.

•	The dividend yield is based on the historical rate, which the Company anticipates to remain at zero.